FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07038
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                           THE MONEY MARKET PORTFOLIOS
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               (Exact name of registrant as specified in charter)


                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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               (Address of principal executive offices) (Zip code)


          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 6/30
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Date of reporting period:  3/31/10
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Item 1. Schedule of Investments.

THE MONEY MARKET PORTFOLIOS
THE MONEY MARKET PORTFOLIO
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                                PRINCIPAL (a)
                                                                                    AMOUNT            VALUE
                                                                                -------------    --------------
    INVESTMENTS 103.5%
    CERTIFICATES OF DEPOSIT 37.4%
    Bank of Montreal, Chicago Branch, 0.18%, 4/12/10                            $ 200,000,000    $  200,000,611
    Bank of Montreal, Chicago Branch, 0.17%, 4/26/10                              100,000,000       100,000,000
    Bank of Nova Scotia, Houston Branch, 0.19%, 5/17/10                           125,000,000       125,001,597
    Bank of Nova Scotia, Houston Branch, 0.25%, 6/28/10                           175,000,000       175,004,275
    Banque Nationale De Paris, San Francisco Branch, 0.19%, 4/21/10               100,000,000       100,000,000
    Banque Nationale De Paris, San Francisco Branch, 0.21 %, 5/28/10              100,000,000       100,000,000
    Banque Nationale De Paris, San Francisco Branch, 0.22%, 6/07/10               100,000,000       100,000,000
    Barclays Bank PLC, New York Branch, 0.20%, 5/03/10                            300,000,000       300,000,000
    Calyon NY, New York Branch, 0.22%, 5/04/10                                    100,000,000       100,000,000
    Calyon NY, New York Branch, 0.20% - 0.23%,5/04/10 - 5/05/10                   100,000,000       100,000,000
    Calyon NY, New York Branch, 0.20%, 6/01/10                                    100,000,000       100,000,000
    Commonwealth Bank of Australia, New York Branch, 0.20%, 6/08/10                50,000,000        50,000,472
    National Australia Bank, New York Branch, 0.18%, 4/06/10                      175,000,000       175,000,000
    National Australia Bank, New York Branch, 0.18%, 5/17/10                      125,000,000       125,000,000
    Rabobank Nederland, New York Branch, 0.17%, 4/29/10                            75,000,000        75,000,000
    Rabobank Nederland, New York Branch, 0.17%, 5/24/10                           125,000,000       125,000,000
    Rabobank Nederland, New York Branch, 0.23%, 7/06/10                           100,000,000       100,000,000
    Royal Bank of Canada, New York Branch, 0.14%, 4/13/10                         275,000,000       275,000,458
    Societe Generale, New York Branch, 0.20%, 5/06/10                             300,000,000       300,000,000
    Svenska Handelsbanken, New York Branch, 0.20%, 5/27/10                         50,000,000        50,000,000
    Svenska Handelsbanken, New York Branch, 0.23%, 6/18/10                        250,000,000       250,001,354
    Toronto-Dominion Bank, New York Branch, 0.19%, 5/14/10                         40,000,000        40,001,910
    Westpac Banking Corp., New York Branch, 0.21 %, 4/06/10                        50,000,000        50,000,000
    Westpac Banking Corp., New York Branch, 0.20%, 6/21/10                        125,000,000       125,000,000
                                                                                                 --------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $3,240,010,677)                                           3,240,010,677
                                                                                                 --------------
(b) COMMERCIAL PAPER 39.5%
    Abbott Laboratories, 4/29/10- 5/21/10                                         293,875,000       293,813,508
    Australia and New Zealand Banking Group Ltd., 6/21/10 (Australia)              50,000,000        49,978,625
    Australia and New Zealand Banking Group Ltd., 7/06/10 (Australia)             100,000,000        99,945,333
    Australia and New Zealand Banking Group Ltd., 7/29/10 (Australia)             150,000,000       149,883,479
    Canadian Wheat Board, 4/27/10 (Canada)                                         50,000,000        49,995,847
    ChevronTexaco Funding Corp., 4/07/10 - 4/22/10                                280,000,000       279,984,167
    Commonwealth Bank of Australia, 5/25/10 (Australia)                           170,000,000       169,951,025
    Commonwealth Bank of Australia, 5/12/10 - 6/15/10 (Australia)                  80,000,000        79,974,806
    Export Development Canada, 6/24/10 (Canada)                                   100,000,000        99,960,333
    Government of Canada, 4/23/10 - 4/26/10 (Canada)                              109,500,000       109,489,208
    Johnson & Johnson, 4/13/10                                                    100,000,000        99,996,333
    JPMorgan Chase & Co., 4/01/10                                                 300,000,000       300,000,000
    Kingdom of Denmark, 5/25/10 (United Kingdom)                                   25,000,000        24,994,000
    Nestle Capital Corp., 4/23/10                                                 125,000,000       124,990,833
    Nestle Capital Corp., 4/26/10                                                  75,000,000        74,993,750
    Nestle Capital Corp., 5/25/10                                                 100,000,000        99,974,500
    Pepsico Inc., 4/19/10                                                         100,000,000        99,993,000
    Pepsico Inc., 4/20/10 - 5/05/10                                               250,000,000       249,978,417
    Procter & Gamble International Funding, 4/05/10- 4/20/10                       59,000,000        58,998,582
    Province of British Columbia, 7/26/10 (Canada)                                 50,665,000        50,630,717
    Province of Ontario, 4/30/10- 5/21/10 (Canada)                                154,935,000       154,913,391
    Province of Ontario, 6/09/10 (Canada)                                         100,000,000        99,969,333
    Total Fina ELF Capital, 6/29/10 (France)                                      300,000,000       299,836,833
    United Parcel Service Inc., 5/03/10 - 5/06/10                                 175,000,000       174,982,431
    Westpac Banking Corp., 4/19/10 - 4/21/10 (Australia)                          125,000,000       124,990,917
                                                                                                 --------------
    TOTAL COMMERCIAL PAPER (COST $3,422,219,368)                                                  3,422,219,368
                                                                                                 --------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 12.3%
(b) FHLB, 4/01/10 - 4/30/10                                                        45,225,000        45,224,033
    FHLB, 0.56%, 6/22/10                                                           50,000,000        49,996,908
(b) FHLMC, 5/11/10                                                                 30,000,000        29,995,333
(b) FNMA, 4/05/10                                                                  55,700,000        55,699,288
(b) International Bank for Reconstruction & Development, 5/03/10 -
    5/11/10 (Supranational (c))                                                    63,265,000        63,252,291
(b) International Bank for Reconstruction & Development, 6/28/10
    (Supranational (c))                                                           300,000,000       299,831,333


   Quarterly Statement of Investments See Notes to Statements of Investments.

THE MONEY MARKET PORTFOLIOS
THE MONEY MARKET PORTFOLIO
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

(b) U. S. Treasury. Bill, 6/03/10                                               $ 200,000,000    $  199,820,625
(b) U. S. Treasury. Bill, 8/26/10                                                 100,000,000        99,817,271
(b) U. S. Treasury. Bill, 12/16/10                                                100,000,000        99,699,632
(b) U. S. Treasury. Bill, 9/23/10 - 3/10/11                                       100,000,000        99,720,608
    U.S. Treasury Note, 4.00%, 4/15/10                                             20,000,000        20,029,531
                                                                                                 --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $1,063,086,853)                             1,063,086,853
                                                                                                 --------------
    MUNICIPAL BONDS 0.9%
    UNITED STATES 0.9%
(d) California State Department of Water Resources Power Supply Revenue,
       Refunding, Series F, Sub Series F-4, Daily VRDN and Put, 0.27%,
       5/01/22                                                                     44,700,000        44,700,000
(d) California State Economic Recovery GO, Series C-2, Daily VRDN and Put,
       0.29%, 7/01/23                                                              27,400,000        27,400,000
                                                                                                 --------------
    TOTAL MUNICIPAL BONDS (COST $72,100,000)                                                         72,100,000
                                                                                                 --------------
    Total Investments BEFORE REPURCHASE AGREEMENTS (COST $7,797,416,898)                          7,797,416,898
                                                                                                 --------------
(e) REPURCHASE AGREEMENTS 13.4%
    Banc of America Securities LLC, 0.010%, 4/01/10 (Maturity Value
       $150,000,042) Collateralized by U.S. Government Agency Securities,
       1.75%- 5.80%, 4/13/12 - 2/09/26; (b) U. S. Government Agency Discount
       Notes, 6/30/10                                                             150,000,000       150,000,000
    Barclays Capital Inc., 0.010%,4/01/10 (Maturity Value $120,000,033)
       Collateralized by U.S. Treasury Notes, 2.00%, 9/30/10                      120,000,000       120,000,000
    Deutsche Bank Securities Inc., 0.010%, 4/01/10 (Maturity Value
       $140,980,039) Collateralized by U.S. Treasury Notes, 1.875% - 2.375%,
       4/30/14 - 2/28/15                                                          140,980,000       140,980,000
    Goldman, Sachs & Co., 0.005%, 4/01/10 (Maturity Value $350,000,049)
       Collateralized by U.S. Government Agency Securities, 1.875% - 2.20%,
       4/23/12 - 3/08/13                                                          350,000,000       350,000,000
    HSBC Securities (USA) Inc., 0.000%, 4/01/10 (Maturity Value
       $200,000,000) Collateralized by U.S. Government Agency Securities,
       1.375% - 6.00%, 2/15/11 - 5/15/11                                          200,000,000       200,000,000
    Morgan Stanley & Co. Inc., 0.000%, 4/01/10 (Market Value $200,000,000)
       Collateralized by U.S. Treasury Notes, 2.375%, 2/28/15                     200,000,000       200,000,000
                                                                                                 --------------
    TOTAL REPURCHASE AGREEMENTS (COST $1,160,980,000)                                             1,160,980,000
                                                                                                 --------------
    TOTAL INVESTMENTS (COST $8,958,396,898) 103.5%                                                8,958,396,898
    OTHER ASSETS, LESS LIABILITIES (3.5)%                                                          (299,965,786)
                                                                                                 --------------
    NET ASSETS 100.0%                                                                            $8,658,431,112
                                                                                                 ==============

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The security is traded on a discount basis with no stated coupon rate.

(c) A supranational organization is an entity formed by two or more central governments through international treaties.

(d) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

(e) At March 31,2010, all repurchase agreements had been entered into on that date.

THE MONEY MARKET PORTFOLIOS
THE MONEY MARKET PORTFOLIO
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

FHLB  Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA  Federal National Mortgage Association
GO    General Obligation

THE MONEY MARKET PORTFOLIOS
Notes to Statement of Investments (unaudited)

THE MONEY MARKET PORTFOLIO

1. ORGANIZATION

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio).

2. FINANCIAL INSTRUMENT VALUATION

Securities are valued at amortized cost which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

3. INCOME TAXES

At March 31, 2010, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

At March 31,2010, all of the Portfolio's investments in securities carried at fair value were in Level 2 inputs.

5. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Portfolio believes the adoption of this Accounting Standards Update will not have a material impact on its financial statements.

6. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

For information on the Portfolio's policy regarding other significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MONEY MARKET PORTFOLIOS


By /s/LAURA F. FERGERSON
   -------------------------
   Laura F. Fergerson
   Chief Executive Officer -
     Finance and Administration
Date  May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
   -------------------------
   Laura F. Fergerson
   Chief Executive Officer -
     Finance and Administration
Date  May 27, 2010



By /s/GASTON GARDEY
   -------------------
   Gaston Gardey
   Chief Financial Officer and
    Chief Accounting Officer
Date  May 27, 2010